Offerings	Jun. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	12,266,667
Proposed Maximum Offering Price per Unit	37.50
Maximum Aggregate Offering Price	$ 460,000,012.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,526.01
Offering Note	The registration fee is calculated and being paid pursuant to Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to this prospectus supplement is being paid herewith in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3ASR (Registration No. 333-289582). Includes 1,733,333 shares of common stock that are issuable upon the exercise of pre-funded warrants referenced below. This also includes 1,600,000 shares of common stock issuable upon exercise of the underwriters' option to purchase additional shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase shares of Common Stock, par value $0.001 per share
Amount Registered | shares	1,733,333
Proposed Maximum Offering Price per Unit	37.50
Maximum Aggregate Offering Price	$ 64,999,987.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,976.50
Offering Note	Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents the sum of the pre-funded warrants sales price of $37.499 per pre-funded warrant and the exercise price of $0.001 per share of common stock issuable pursuant to the pre-funded warrants. Pursuant to Rule 457(g), the entire fee is allocated to the common stock underlying the pre-funded warrants.